Lease liabilities (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024
Lease liabilities
Opening balance	$ 259,792	$ 2,641,794
Additions	19,597	237,469
Repayment	(34,809)	(650,461)
Interest on lease liability	3,055	116,170
Lease termination		(1,160,649)
Deconsolidation on sale of subsidiary		(937,427)
Currency translation	3,421	12,896
Closing balance	251,056	259,792
Current	131,434	122,077
Non-current	$ 119,622	$ 137,715